Deferred revenue and income - Schedule of Deferred Revenue and Income (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
		Aug. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Reimbursement received from depository		$ 270				$ 1,158
Deferred income withholding tax		$ 600
Deferred income amortized depositary service period		5 years
Deferred revenue and income, non-current	[1]			4,082	5,383
Increase Decrease In Deferred Government Grants			$ 2,500	(3,473)	(1,969)	$ (2,059)
Deferred Income Amortization Period For Government Grant			5 years
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current				820	719
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current				2,719	4,032
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, non-current				$ 543	$ 632

[1]	As of December 31, 2016, the non-current portion included membership subscription revenue of USD 820 thousand (2015: USD719 th0usand), government grants of USD2,719 thousand (2015: USD4,032 thousand), and reimbursement from the depositary of USD543 thousand (2015: USD632 thousand).